Related Parties - Deferred Purchase consideration, Related Party (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Principal Outstanding
Promissory notes due to related parties
	51,878
Present value discount on future payments
Deferred purchase consideration, net	0	376,954
Related Party Deferred Purchase Consideration [Member]
Principal Outstanding
Promissory notes due to related parties	382,128	1,279,430
Settled by the issuance of common shares		(482,978)
Repayment in cash	(385,121)	(471,554)
Foreign exchange movements	2,993	57,230
	0	382,128
Present value discount on future payments
Present value discount	(5,174)	(80,069)
Amortization	5,133	76,222
Foreign exchange movements	41	(1,327)
	$ 0	$ (5,174)